Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

18. Condensed Consolidating Financial Information

The following tables include condensed consolidating financial information as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010, and 2009 for Penske Automotive Group, Inc. (as the issuer of the Convertible Notes and the 7.75% Notes), guarantor subsidiaries and non-guarantor subsidiaries (primarily representing foreign entities). The condensed consolidating financial information includes certain allocations of balance sheet, income statement and cash flow items which are not necessarily indicative of the financial position, results of operations and cash flows of these entities on a stand-alone basis.

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Cash and cash equivalents	$28,676	$—	$—	$27,249	$1,427
Accounts receivable, net	438,769	(297,782)	305,386	281,689	149,476
Inventories	1,572,568	—	—	894,246	678,322
Other current assets	80,179	—	2,306	40,321	37,552
Assets held for sale	81,122	—	—	36,642	44,480

Total current assets	2,201,314	(297,782)	307,692	1,280,147	911,257
Property and equipment, net	856,674	—	6,730	547,731	302,213
Intangible assets	1,132,181	—	—	699,453	432,728
Equity method investments	298,640	—	246,658	—	51,982
Other long-term assets	13,490	(1,360,808)	1,369,182	3,381	1,735

Total assets	$4,502,299	$(1,658,590)	$1,930,262	$2,530,712	$1,699,915

Floor plan notes payable	$977,548	$—	$—	$560,999	$416,549
Floor plan notes payable — non-trade	691,888	—	90,892	335,621	265,375
Accounts payable	220,538	—	1,633	112,805	106,100
Accrued expenses	201,179	(297,782)	—	99,092	399,869
Current portion of long-term debt	3,414	—	—	3,414	—
Liabilities held for sale	55,820	—	—	17,818	38,002

Total current liabilities	2,150,387	(297,782)	92,525	1,129,749	1,225,895
Long-term debt	846,777	(38,073)	697,324	77,060	110,466
Deferred tax liabilities	217,902	—	—	198,348	19,554
Other long-term liabilities	146,820	—	—	92,613	54,207

Total liabilities	3,361,886	(335,855)	789,849	1,497,770	1,410,122
Total equity	1,140,413	(1,322,735)	1,140,413	1,032,942	289,793

Total liabilities and equity	$4,502,299	$(1,658,590)	$1,930,262	$2,530,712	$1,699,915

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2010

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Cash and cash equivalents	$19,904	$—	$—	$15,411	$4,493
Accounts receivable, net	377,614	(269,021)	269,021	227,307	150,307
Inventories	1,416,567	—	—	865,308	551,259
Other current assets	68,078	—	1,127	32,450	34,501
Assets held for sale	172,860	—	—	137,023	35,837

Total current assets	2,055,023	(269,021)	270,148	1,277,499	776,397
Property and equipment, net	714,548	—	4,957	444,433	265,158
Intangible assets	997,191	—	—	480,689	516,502
Equity method investments	288,406	—	234,214	—	54,192
Other long-term assets	14,664	(1,212,538)	1,222,168	3,080	1,954

Total assets	$4,069,832	$(1,481,559)	$1,731,487	$2,205,701	$1,614,203

Floor plan notes payable	$901,590	$—	$—	$562,581	$339,009
Floor plan notes payable — non-trade	480,665	—	25,000	286,016	169,649
Accounts payable	248,838	—	2,186	85,939	160,713
Accrued expenses	200,266	(269,021)	564	95,567	373,156
Current portion of long-term debt	6,770	—	—	1,265	5,505
Liabilities held for sale	123,600	—	—	90,525	33,075

Total current liabilities	1,961,729	(269,021)	27,750	1,121,893	1,081,107
Long-term debt	769,285	(77,593)	657,884	49,689	139,305
Deferred tax liabilities	178,406	—	—	165,666	12,740
Other long-term liabilities	114,559	—	—	98,515	16,044

Total liabilities	3,023,979	(346,614)	685,634	1,435,763	1,249,196
Total equity	1,045,853	(1,134,945)	1,045,853	769,939	365,006

Total liabilities and equity	$4,069,832	$(1,481,559)	$1,731,487	$2,205,702	$1,614,202

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Revenues	$11,384,090	$—	$—	$6,737,253	$4,646,837
Cost of sales	9,579,156	—	—	5,617,261	3,961,895

Gross profit	1,804,934	—	—	1,119,992	684,942
Selling, general, and administrative expenses	1,460,151	—	18,978	894,768	546,405
Depreciation	48,648	—	1,369	26,393	20,886

Operating income (loss)	296,135	—	(20,347)	198,831	117,651
Floor plan interest expense	(27,774)	—	(1,364)	(14,134)	(12,276)
Other interest expense	(44,619)	—	(25,464)	(3,276)	(15,879)
Debt discount amortization	(1,718)	—	(1,718)	—	—
Equity in earnings of affiliates	25,451	—	23,044	—	2,407
Equity in earnings of subsidiaries	—	(271,947)	271,947	—	—

Income (loss) from continuing operations before income taxes	247,475	(271,947)	246,098	181,421	91,903
Income taxes	(71,573)	79,091	(71,573)	(52,742)	(26,349)

Income (loss) from continuing operations	175,902	(192,856)	174,525	128,679	65,554
Income (loss) from discontinued operations, net of tax	2,356	(2,356)	2,356	3,116	(760)

Net income (loss)	178,258	(195,212)	176,881	131,795	64,794
Other comprehensive income (loss), net of tax	(24,061)	21,212	(24,061)	(9,574)	(11,638)

Comprehensive Income	154,197	(174,000)	152,820	122,221	53,156

Less: Net income attributable to non-controlling interest	1,377	—	—	—	1,377

Comprehensive income attributable to Penske Automotive Group common stockholders	$152,820	$(174,000)	$152,820	$122,221	$51,779

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Revenues	$10,194,596	$—	$—	$5,870,976	$4,323,620
Cost of sales	8,566,965	—	—	4,888,885	3,678,080

Gross profit	1,627,631	—	—	982,091	645,540
Selling, general, and administrative expenses	1,325,742	—	17,182	797,942	510,618
Depreciation	46,071	—	1,116	25,160	19,795

Operating income (loss)	255,818	—	(18,298)	158,989	115,127
Floor plan interest expense	(33,336)	—	(576)	(23,247)	(9,513)
Other interest expense	(48,903)	—	(30,237)	(2,220)	(16,446)
Debt discount amortization	(8,637)	—	(8,637)	—	—
Equity in earnings of affiliates	20,569	—	18,367	—	2,202
Gain on debt repurchase	1,634	—	1,634	—	—
Equity in earnings of subsidiaries	—	(223,826)	223,826	—	—

Income (loss) from continuing operations before income taxes	187,145	(223,826)	186,079	133,522	91,370
Income taxes	(63,901)	76,864	(63,901)	(50,843)	(26,021)

Income (loss) from continuing operations	123,244	(146,962)	122,178	82,679	65,349
Income (loss) from discontinued operations, net of tax	(13,897)	13,897	(13,897)	(14,522)	625

Net income (loss)	109,347	(133,065)	108,281	68,157	65,974
Other comprehensive income (loss), net of tax	(10,722)	12,986	(10,722)	5,435	(18,421)

Comprehensive Income	98,625	(120,079)	97,559	73,592	47,553

Less: Net income attributable to non-controlling interest	1,066	—	—	—	1,066

Comprehensive income attributable to Penske Automotive Group common stockholders	$97,559	$(120,079)	$97,559	$73,592	$46,487

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2009

	Total Company	Eliminations	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Revenues	$8,969,523	$—	$—	$5,060,941	$3,908,582
Cost of sales	7,468,444	—	—	4,178,048	3,290,396

Gross profit	1,501,079	—	—	882,893	618,186
Selling, general, and administrative expenses	1,249,718	—	18,259	744,911	486,548
Depreciation	51,338	—	1,160	30,917	19,261

Operating income (loss)	200,023	—	(19,419)	107,065	112,377
Floor plan interest expense	(33,931)	—	—	(23,638)	(10,293)
Other interest expense	(55,085)	—	(41,036)	(140)	(13,909)
Debt discount amortization	(13,043)	—	(13,043)	—	—
Equity in earnings of affiliates	13,808	—	11,087	—	2,721
Gain on debt repurchase	10,429	—	10,429	—	—
Equity in earnings of subsidiaries	—	(173,724)	173,724	—	—

Income (loss) from continuing operations before income taxes	122,201	(173,724)	121,742	83,287	90,896
Income taxes	(42,644)	60,852	(42,644)	(34,963)	(25,889)

Income (loss) from continuing operations	79,557	(112,872)	79,098	48,324	65,007
Income (loss) from discontinued operations, net of tax	(2,637)	2,637	(2,637)	(353)	(2,284)

Net income (loss)	76,920	(110,235)	76,461	47,971	62,723
Other comprehensive income (loss), net of tax	55,038	(54,999)	55,038	3,785	51,214

Comprehensive Income	131,958	(165,234)	131,499	51,756	113,937

Less: Net income attributable to non-controlling interest	459	—	—	—	459

Comprehensive income attributable to Penske Automotive Group common stockholders	$131,499	$(165,234)	$131,499	$51,756	$113,478

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2011

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Net cash from continuing operating activities	$128,200	$(39,449)	$190,907	$(23,258)

Investing activities:
Purchase of property and equipment	(132,779)	(1,280)	(81,361)	(50,138)
Dealership acquisitions, net	(232,106)	—	(230,426)	(1,680)
Other	2,865	—	—	2,865

Net cash from continuing investing activities	(362,020)	(1,280)	(311,787)	(48,953)

Financing activities:
Repayment under U.S. credit agreement term loan	(7,000)	(7,000)	—	—
Repurchase 3.5% senior subordinated convertible notes	(87,278)	(87,278)	—	—
Net borrowings (repayments) of long-term debt	162,218	132,000	54,494	(24,276)
Net (repayments) borrowings of floor plan notes payable — non-trade	211,223	65,892	42,055	103,276
Proceeds from exercises of options, including excess tax benefit	3,370	3,370	—	—
Repurchase of common stock	(44,263)	(44,263)	—	—
Dividends	(21,992)	(21,992)	—	—
Distributions from (to) parent	—	—	6,139	(6,139)

Net cash from continuing financing activities	216,278	40,729	102,688	72,861

Net cash from discontinued operations	26,314	—	30,030	(3,716)

Net change in cash and cash equivalents	8,772	—	11,838	(3,066)
Cash and cash equivalents, beginning of period	19,904	—	15,411	4,493

Cash and cash equivalents, end of period	$28,676	$—	$27,249	$1,427

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2010

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Net cash from continuing operating activities	$209,516	$133,059	$39,257	$37,200

Investing activities:
Purchase of property and equipment	(75,667)	(66)	(52,325)	(23,276)
Dealership acquisitions, net	(22,232)	—	(22,232)	—
Other	13,822	13,822	—	—

Net cash from continuing investing activities	(84,077)	13,756	(74,557)	(23,276)

Financing activities:
Repayment under U.S. credit agreement term loan	(15,000)	(15,000)	—	—
Repurchase 3.5% senior subordinated convertible notes	(156,604)	(156,604)	—	—
Net borrowings (repayments) of long-term debt	(14,369)	—	(8,757)	(5,612)
Net (repayments) borrowings of floor plan notes payable — non-trade	67,032	25,000	47,387	(5,355)
Proceeds from exercises of options, including excess tax benefit	540	540	—	—
Repurchase of common stock	(751)	(751)	—	—
Distributions from (to) parent	—	—	1,365	(1,365)

Net cash from continuing financing activities	(119,152)	(146,815)	39,995	(12,332)

Net cash from discontinued operations	(4,414)	—	(1,415)	(2,999)

Net change in cash and cash equivalents	1,873	—	3,280	(1,407)
Cash and cash equivalents, beginning of period	18,031	—	12,131	5,900

Cash and cash equivalents, end of period	$19,904	$—	$15,411	$4,493

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2009

	Total Company	Penske Automotive Group	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
	(In thousands)
Net cash from continuing operating activities	$296,996	$42,525	$80,036	$174,435

Investing activities:
Purchase of property and equipment	(88,840)	(240)	(64,947)	(23,653)
Proceeds from sale-leaseback transactions	2,338	—	2,338	—
Dealership acquisitions, net	(8,517)	—	(597)	(7,920)
Other	17,994	11,485	(206)	6,715

Net cash from continuing investing activities	(77,025)	11,245	(63,412)	(24,858)

Financing activities:
Repayment under U.S. credit agreement term loan	(60,000)	(60,000)	—	—
Repurchase 3.5% senior subordinated convertible notes	(51,424)	(51,424)	—	—
Net borrowings (repayments) of long-term debt	(17,402)	57,305	(126)	(74,581)
Net (repayments) borrowings of floor plan notes payable — non-trade	(78,652)	—	(7,461)	(71,191)
Proceeds from exercises of options, including excess tax benefit	349	349	—	—
Distributions from (to) parent	—	—	317	(317)

Net cash from continuing financing activities	(207,129)	(53,770)	(7,270)	(146,089)

Net cash from discontinued operations	(10,712)	—	(11,980)	1,268

Net change in cash and cash equivalents	2,130	—	(2,626)	4,756
Cash and cash equivalents, beginning of period	15,901	—	14,757	1,144

Cash and cash equivalents, end of period	$18,031	$—	$12,131	$5,900